Expenses by nature - Payroll and employee benefits (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Jun. 30, 2023	Jun. 30, 2022
Expenses by nature
Salaries, wages and bonus	¥ 463,208	¥ 1,202,421	¥ 657,236	¥ 666,968
Contributions to social security contribution plan	53,977	140,311	75,168	77,903
Welfare expenses	17,184	48,027	24,306	36,987
Equity-settled share-based payment expenses	46,432	85,184	62,882	82,835
Total	¥ 580,801	¥ 1,475,943	¥ 819,592	¥ 864,693